THE MAINSTAY FUNDS
                               Tax Free Bond Fund
                            California Tax Free Fund
                             New York Tax Free Fund

                       Supplement dated December 7, 1999
                   to the Prospectus dated September 28, 1999


Mr. James Flood is no longer a portfolio manager of the Tax Free Bond Fund, the California Tax Free Fund, or the New York Tax Free Fund. Mr. Flood's biography, which appears on page 69 of the prospectus, is hereby deleted.


                                                                   MSPS 14-12/99